Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1],[2]	$ (66,693)	[3]	$ (82,679)
Acquisition (Note 6)	[1],[2]			23,692
Charged to net earnings		10,863	[3]	(3,265)	[1],[2]
Charged to OCI		107	[3]	4	[1],[2]
Exchange differences		(3,259)	[3]	(4,445)	[1],[2]
Ending Balance	[3]	(58,982)		(66,693)	[1],[2]
Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,356		7,022
Acquisition (Note 6)	[1]			4,750
Charged to net earnings		30,159		(7,467)
Charged to OCI		0		0
Exchange differences		1,474		51
Ending Balance		35,989		4,356
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		56,497		6,519
Acquisition (Note 6)	[1]			49,513
Charged to net earnings		(19,678)		1,325
Charged to OCI		0		0
Exchange differences		237		(860)
Ending Balance		37,056		56,497
Long-term assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(111,777)		(86,255)
Acquisition (Note 6)	[1]			(24,033)
Charged to net earnings		22,226		1,022
Charged to OCI		0		0
Exchange differences		(3,419)		(2,511)
Ending Balance		(92,970)		(111,777)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		0		511
Acquisition (Note 6)	[1]			0
Charged to net earnings				0
Charged to OCI				0
Exchange differences				(511)
Ending Balance				0
Exchange rate effects on tax bases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(15,769)		(10,476)
Acquisition (Note 6)	[1]			(6,538)
Charged to net earnings		(21,737)		1,859
Charged to OCI		0		0
Exchange differences		(1,551)		(614)
Ending Balance		(39,057)		(15,769)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		0		0
Acquisition (Note 6)	[1]			0
Charged to net earnings		(107)		(4)
Charged to OCI		107		4
Exchange differences		0		0
Ending Balance		$ 0		$ 0

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Net deferred tax liabilities at December 31, 2022 of $67 million consist of liabilities of $89 million net of assets of $22 million.
[3]	Net deferred tax liabilities at December 31, 2023 of $59 million consist of liabilities of $86 million net of assets of $27 million.